Long-term debt - Maturities (Details 2) SFr in Millions, ¥ in Billions	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 CHF (SFr)
Long-term debt by maturities
Next twelve months	SFr 32,469
Year two	35,482
Year three	23,472
Year four	16,955
Year five	14,800
Thereafter	70,137
Long-term debt	193,315		SFr 197,608
Structured notes
Long-term debt by maturities
Next twelve months	11,116
Year two	9,713
Year three	5,278
Year four	4,964
Year five	4,601
Thereafter	23,872
Long-term debt	59,544		54,848
Structured notes | Equity
Long-term debt by maturities
Long-term debt	35,980		35,594
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	16,395		11,534
Structured notes | Credit
Long-term debt by maturities
Long-term debt	5,713		5,261
Structured notes | Other
Long-term debt by maturities
Long-term debt	1,456		2,459
Group parent company
Long-term debt by maturities
Next twelve months	0
Year two	290
Year three	0
Year four	0
Year five	0
Thereafter	4,788
Long-term debt	SFr 5,078		5,025
Group parent company | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.00%	6.00%
Group parent company | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	6.30%	6.30%
Group parent company | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Group parent company | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	SFr 0
Year two	290
Year three	0
Year four	0
Year five	0
Thereafter	4,788
Long-term debt	5,078
Bank
Long-term debt by maturities
Next twelve months	31,914
Year two	35,075
Year three	23,043
Year four	16,421
Year five	14,428
Thereafter	66,444
Long-term debt	SFr 187,325		192,094
Bank | Senior notes. | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes. | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	14.60%	14.60%
Bank | Senior notes. | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes. | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	14.20%	14.20%
Bank | Senior notes. | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes. | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	13.60%	13.60%
Bank | Senior notes. | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes. | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	14.30%	14.30%
Bank | Senior notes. | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes. | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.00%	4.00%
Bank | Senior notes. | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes. | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.20%	8.20%
Bank | Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.60%	1.60%
Bank | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	4.90%	4.90%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	13.30%	13.30%
Bank | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.80%	0.80%
Bank | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.40%	3.40%
Bank | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.60%	1.60%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.00%	3.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.00%	4.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.80%	2.80%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.30%	3.30%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.00%	3.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.30%	3.30%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.30%	9.30%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.90%	0.90%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.50%	10.50%
Bank | Structured notes
Long-term debt by maturities
Next twelve months	SFr 11,116
Year two	9,713
Year three	5,278
Year four	4,964
Year five	4,601
Thereafter	23,872
Long-term debt	59,544		54,848
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	35,980		35,594
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	16,395		11,534
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	5,713		5,261
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	1,456		SFr 2,459
Bank | Fixed rate | Senior notes.
Long-term debt by maturities
Next twelve months	12,106
Year two	10,920
Year three	15,250
Year four	8,839
Year five	7,324
Thereafter	31,059
Long-term debt	85,498
Bank | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	163
Year two	10,532
Year three	0
Year four	1,933
Year five	19
Thereafter	9,145
Long-term debt	21,792
Bank | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	421
Year two	255
Year three	357
Year four	1
Year five	30
Thereafter	0
Long-term debt	1,064
Bank | Variable rate | Senior notes.
Long-term debt by maturities
Next twelve months	19,168
Year two	13,343
Year three	7,234
Year four	5,648
Year five	7,055
Thereafter	25,575
Long-term debt	78,023
Bank | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	51
Year two	0
Year three	202
Year four	0
Year five	0
Thereafter	0
Long-term debt	253
Bank | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	5
Year two	25
Year three	0
Year four	0
Year five	0
Thereafter	665
Long-term debt	695
Credit Suisse AG
Long-term debt by maturities
Maximum principal amount of notes that can be issued | ¥		¥ 500
Group subsidiaries
Long-term debt by maturities
Next twelve months	32,469
Year two	35,192
Year three	23,472
Year four	16,955
Year five	14,800
Thereafter	65,349
Long-term debt	SFr 188,237
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	14.60%	14.60%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	14.20%	14.20%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	13.60%	13.60%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	14.30%	14.30%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.00%	4.00%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.20%	8.20%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.60%	1.60%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	4.90%	4.90%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	13.30%	13.30%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.80%	0.80%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.40%	3.40%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	5.70%	5.70%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.00%	3.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.00%	4.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.80%	2.80%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.30%	3.30%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.00%	3.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.30%	3.30%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.30%	9.30%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.90%	0.90%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.50%	10.50%
Group subsidiaries | Fixed rate | Senior notes.
Long-term debt by maturities
Next twelve months	SFr 12,661
Year two	11,329
Year three	15,679
Year four	9,373
Year five	7,696
Thereafter	33,840
Long-term debt	90,578
Group subsidiaries | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	163
Year two	10,240
Year three	0
Year four	1,933
Year five	19
Thereafter	5,269
Long-term debt	17,624
Group subsidiaries | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	421
Year two	255
Year three	357
Year four	1
Year five	30
Thereafter	0
Long-term debt	1,064
Group subsidiaries | Variable rate | Senior notes.
Long-term debt by maturities
Next twelve months	19,168
Year two	13,343
Year three	7,234
Year four	5,648
Year five	7,055
Thereafter	25,575
Long-term debt	78,023
Group subsidiaries | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	51
Year two	0
Year three	202
Year four	0
Year five	0
Thereafter	0
Long-term debt	253
Group subsidiaries | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	5
Year two	25
Year three	0
Year four	0
Year five	0
Thereafter	665
Long-term debt	SFr 695